Impairment and result on disposal of non-current assets (Details 3) t in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) t	Dec. 31, 2024 USD ($) t
Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $		$ 1,655
Impairment testing results	Impairment loss in the amount of US$1,735, corresponding to the full value of the goodwill	The recoverable amount of the CGUs is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.50%
Period of cash flow projections	2049
Sensitivity of key assumptions		A 19.2% reduction in the long-term prices of all commodities or a 5.7% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.
Nickel Operations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate		5.00%
Period of cash flow projections		2035
Range of nickel forecasted prices	16,100	16,662
Nickel Operations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate		6.00%
Period of cash flow projections		2049
Range of nickel forecasted prices	18,000	21,000
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,297	$ 1,152
Impairment testing results	The recoverable amount of the operating segment is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.	The recoverable amount of the operating segment is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.30%	7.20%
Period of cash flow projections	2055	2054
Sensitivity of key assumptions	A 23% reduction in the long-term prices of all commodities or a 48% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.	A 25% reduction in the long-term prices of all commodities or a 57% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.
Iron Ore Pellets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	78	78
Iron Ore Pellets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	91	95